1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third
Shares Security Description Value
Common Stock - 100.2%
Communication Services - 4.0%
55,417 Alphabet, Inc., Class C $ 8,657,798
Consumer Discretionary - 5.4%
62,761 Amazon.com, Inc.
(a)
11,940,908
Financials - 19.7%
8,283 Kinsale Capital Group, Inc. 4,031,419
21,400 Mastercard, Inc., Class A 11,729,768
13,356 Moody's Corp. 6,219,756
16,235 S&P Global, Inc.
(a)
8,249,003
36,992 Visa, Inc., Class A 12,964,216
43,194,162
Health Care - 16.5%
85,000 Bio-Techne Corp. 4,983,550
29,697 Danaher Corp. 6,087,885
10,965 Intuitive Surgical, Inc.
(a)
5,430,635
10,950 Thermo Fisher Scientific, Inc. 5,448,720
28,327 Veeva Systems, Inc., Class A
(a)
6,561,383
15,878 West Pharmaceutical Services, Inc. 3,554,767
24,981 Zoetis, Inc. 4,113,122
36,180,062
Industrials - 21.8%
21,242 Booz Allen Hamilton Holding Corp. 2,221,488
53,226 Copart, Inc.
(a)
3,012,059
44,314 Fastenal Co. 3,436,551
43,532 HEICO Corp., Class A 9,183,946
35,416 Old Dominion Freight Line, Inc. 5,859,577
6,070 TransDigm Group, Inc.
(a)
8,396,570
50,503 Uber Technologies, Inc.
(a)
3,679,649
56,652 Veralto Corp. 5,520,738
32,951 Waste Connections, Inc. 6,431,706
47,742,284
Information Technology - 21.5%
17,420 ANSYS, Inc.
(a)
5,514,475
4,194 ASML Holding NV 2,779,070
12,701 Atlassian Corp., Class A
(a)
2,695,279
16,689 Cadence Design Systems, Inc.
(a)
4,244,513
32,183 Guidewire Software, Inc.
(a)
6,029,807
7,620 Intuit, Inc. 4,678,604
12,801 Manhattan Associates, Inc.
(a)
2,215,085
21,024 Microsoft Corp. 7,892,199
8,165 Monolithic Power Systems, Inc. 4,735,537
3,935 Motorola Solutions, Inc. 1,722,782
4,146 ServiceNow, Inc.
(a)
3,300,797
2,315 Tyler Technologies, Inc.
(a)
1,345,918
47,154,066
Shares Security Description Value
Materials - 7.0%
19,050 Ecolab, Inc. $ 4,829,556
13,216 The Sherwin-Williams Co. 4,614,895
25,152 Vulcan Materials Co. 5,867,962
15,312,413
Real Estate - 4.3%
44,590 CBRE Group, Inc., Class A
(a)
5,831,480
45,990 CoStar Group, Inc.
(a)
3,643,788
9,475,268
Total Common Stock (Cost $101,397,134) 219,656,961
Money Market Fund - 0.0%
50,911 First American Treasury
Obligations Fund,
Class X, 4.26%
(b)
(Cost $50,911) 50,911
Investments, at value - 100.2% (Cost
$101,448,045) $ 219,707,872
Other Assets & Liabilities, Net - (0.2)% (444,728)
Net Assets - 100.0% $ 219,263,144
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2025.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2025
party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 219,707,872
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 219,707,872